Interest-bearing loans and borrowings - Disclosure of terms and conditions of outstanding loans (Details) - USD ($)	Jun. 30, 2022	Jun. 21, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,032,006,000		$ 1,712,180,000
Total interest-bearing bank loans
Disclosure of detailed information about borrowings [line items]
Facility size	1,870,339,000		1,815,693,000
Borrowings	1,686,919,000		1,220,427,000
Total interest-bearing bank loans | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	1,672,370,000		1,205,148,000
Secured vessels Revolving loan 750M
Disclosure of detailed information about borrowings [line items]
Notional Value	750,000,000
Facility size	0		8,474,000
Borrowings	0		0
Secured vessels Revolving loan 750M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		(231,000)
Secured vessels Revolving loan 750M | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.95%
Secured vessels Revolving loan 409.5M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 409,500,000
Facility size	63,380,000		125,880,000
Borrowings	40,000,000		65,000,000
Secured vessels Revolving loan 409.5M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 39,771,000		64,544,000
Secured vessels Revolving loan 409.5M | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.25%
Secured vessels loan 27.1M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 27,100,000
Facility size	24,876,000		25,102,000
Borrowings	24,876,000		25,102,000
Secured vessels loan 27.1M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 24,876,000		25,102,000
Secured vessels loan 27.1M | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.95%
Secured vessels loan 81.4M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 81,400,000
Facility size	47,491,000		50,883,000
Borrowings	47,491,000		50,883,000
Secured vessels loan 81.4M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 46,209,000		49,454,000
Secured vessels loan 81.4M | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.50%
Secured vessels loan 69.4M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 69,400,000
Facility size	52,066,000		54,379,000
Borrowings	52,066,000		54,379,000
Secured vessels loan 69.4M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 52,066,000		54,379,000
Secured vessels loan 69.4M | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.00%
Secured vessels loan 104.2M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 104,200,000
Facility size	71,590,000		75,928,000
Borrowings	71,590,000		75,928,000
Secured vessels loan 104.2M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 70,817,000		75,071,000
Secured vessels loan 104.2M | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.00%
Secured vessels Revolving loan 200.0M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 200,000,000.0
Facility size	110,204,000		123,032,000
Borrowings	75,000,000		55,000,000
Secured vessels Revolving loan 200.0M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 74,406,000		54,245,000
Secured vessels Revolving loan 200.0M | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.00%
Secured vessels Revolving loan 700.0M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 700,000,000.0
Facility size	577,900,000		602,320,000
Borrowings	550,000,000		370,000,000
Secured vessels Revolving loan 700.0M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 545,593,000		364,987,000
Secured vessels Revolving loan 700.0M | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.95%
Secured vessels loan 713.0M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 713,000,000.0			$ 713,000,000
Facility size	616,286,000		649,695,000
Borrowings	527,446,000		524,135,000
Secured vessels loan 713.0M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 522,739,000		518,568,000
Secured vessels loan 713.0M | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.30%
Unsecured Revolving loan 80.0M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 80,000,000.0
Facility size	83,096,000		100,000,000
Borrowings	75,000,000		0
Unsecured Revolving loan 80.0M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 74,635,000		(463,000)
Unsecured Revolving loan 80.0M | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.45%
Secured vessels loan 73.45M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 73,450,000
Facility size	73,450,000		0
Borrowings	73,450,000		0
Secured vessels loan 73.45M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 72,983,000		(508,000)
Secured vessels loan 73.45M | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.80%
Secured FSO loan 150M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 150,000,000	$ 150,000,000
Facility size	150,000,000		0
Borrowings	150,000,000		0
Secured FSO loan 150M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 148,275,000		$ 0
Secured FSO loan 150M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.15%